Financial Liabilities at Fair Value Through Profit or Loss - Financial Liabilities at Fair Value Through Profit or Loss (Detail) - EUR (€) € in Millions		Dec. 31, 2018		Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of liabilities [abstract]
Trading liabilities	[1]	€ 31,215			€ 73,596
Non-trading derivatives		2,299			2,331
- designated as at fair value through profit or loss		59,179	[1]	€ 37,161	11,215	[1]
Financial Liabilities		€ 92,693			€ 87,142

[1]
1 The amounts for the period ended 31 December 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated. References relate to the accompanying notes. These are an integral part of the Consolidated financial statements. Reference is made to Note ##20FPolicies 'Accounting policies' for information on Changes in accounting principles, estimates and presentation of the consolidated financial statements and related notes.